Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Oct. 15, 2013	Feb. 21, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Apr. 24, 2015	Apr. 30, 2014	May 20, 2014	Mar. 28, 2014	Dec. 13, 2014	Nov. 18, 2014	Oct. 31, 2014	Jul. 31, 2014	Nov. 18, 2013	Oct. 16, 2009	Jul. 22, 2014	Jan. 15, 2015	Jul. 31, 2013	Feb. 28, 2013	Sep. 30, 2013
Subsequent Event [Line Items]
Professional Fee Payable Per Month																	$ 15,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		25,000
Stockholders' Equity, Reverse Stock Split							one-for-ten reverse stock split
Debt Instrument Total Cash Payment		106,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			10,555		71,667		82,222	391,482
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 2.30		$ 10.00		$ 1.80	$ 1.90
Debt Conversion, Converted Instrument, Amount		150,000
Debt Conversion, Converted Instrument, Shares Issued		18,202
Share Price			$ 4.50		$ 3.90								$ 3.90	$ 3.90	$ 4.30	$ 5.40
Proceeds from Convertible Debt			0	100,000	2,000,000	0	220,000	880,000
Long-term Line of Credit	3,300,000
Short-term Debt, Refinanced, Amount	3,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total			0		85,500		308,500	422,500
Equity Method Investment, Ownership Percentage			90.00%
SCHC
Subsequent Event [Line Items]
Business Acquisition Purchase Price Allocation Cash																			2,000,000
Business Acquisition Purchase Price Allocation Debtors																			362,646
Warrants To Purchase Common Stock Shares									100,000										1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 10.00										$ 1.00
Business Combination, Contingent Consideration, Liability																			1,000,000
Stockholders' Equity, Reverse Stock Split									one-for-ten reverse stock split
AKM Medical Group, Inc [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred										280,000
Common Stock
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							182,500
Credit Agreement Warrants 5000000 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												500,000
Equity and Debt Financing
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.00							$ 10.00
8% Senior Subordinated Convertible Promissory Note
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount		150,000
Repayments of Debt		106,000
Debt Conversion, Converted Instrument, Shares Issued		18,202
Subsequent Event
Subsequent Event [Line Items]
Professional Fee Payable Per Month																				25,000
Stockholders' Equity, Reverse Stock Split									one-for-ten reverse stock split
Debt Instrument Total Cash Payment											10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares											500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 10.00
Percentage Of Fully Diluted Capital Stock												13.00%
Equity Method Investment, Ownership Percentage												51.00%
Equity, Fair Value Adjustment												100
Subsequent Event | SCHC
Subsequent Event [Line Items]
Business Acquisition Purchase Price Allocation Cash																			2,000,000
Business Acquisition Purchase Price Allocation Debtors																			362,646
Warrants To Purchase Common Stock Shares									100,000										1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 10.00										$ 1.00
Business Combination, Contingent Consideration, Liability																			1,000,000
Stockholders' Equity, Reverse Stock Split									one-for-ten reverse stock split
Subsequent Event | Revolving Loan [Member]
Subsequent Event [Line Items]
Secured Debt												1,000,000
Subsequent Event | Term Loan [Member]
Subsequent Event [Line Items]
Debt Instrument Quarterly Periodic Payment Principal Year One												87,500
Debt Instrument Quarterly Periodic Payment Principal Year Two												122,500
Debt Instrument Quarterly Periodic Payment Principal Year Three												122,500
Debt Instrument Quarterly Periodic Payment Principal Year Four												175,000
Debt Instrument Quarterly Periodic Payment Principal Year Five												210,000
Upfront Fee												80,000
Secured Debt												7,000,000
Subsequent Event | Credit Agreement Warrants 1,000,000 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total												10,000
Subsequent Event | Credit Agreement Warrants 2,000,000 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total												100
Subsequent Event | Hosseinion Employment Agreement [Member]
Subsequent Event [Line Items]
Base Salary												200,000
Subsequent Event | Hosseinion Hospitalist Participation Agreement [Member]
Subsequent Event [Line Items]
Base Salary												195,000
Allowance For Car And Communication												55,000
Subsequent Event | ACC Amended Loan Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					1,000,000
Subsequent Event | Maverick Amended Loan Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																						5,000,000
Subsequent Event | AH Amended Loan Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																							10,000,000
Subsequent Event | Convertible Debt
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 10.00
Proceeds From Convertible Debt Year												2 years
Proceeds from Convertible Debt												2,000,000
Debt Instrument Funding Fee Amount												20,000
Debt Conversion, Original Debt, Amount												2,000,000
Debt Conversion, Description												The Convertible Note contains anti-dilution protection provisions in favor of NNA, including, if there is a dilutive issuance, the conversion ratio is adjusted to reflect the difference in price below $10.00, if any such issuance is below $9.00 per share.
Subsequent Event | Equity and Debt Financing
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 10.00
Available-for-sale Securities												$ 12,000,000
Stock Issued During Period, Shares, New Issues												200,000
Share Price												$ 10.00
Stock Issued During Period, Shares, Acquisitions												200,000
Southern California Heart Centers, A Medical Corporation [Member] | Subsequent Event
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 10.00